Value of Business Acquired (Tables)	12 Months Ended
Dec. 31, 2018
Changes to Value of Business Acquired

The following changes to the VOBA asset occurred for the years ended December 31, 2018, 2017 and 2016:

($ in thousands)	2018	2017	2016
Balance at beginning of period	$135,031	$186,701	$247,702
Business acquired	—	—	—
Amortized to expense during the year (1)	(26,321)	(29,827)	(30,053)
Adjustment for unrealized investment losses during the year	45,560	(21,843)	(30,948)

Balance at end of year	$154,270	$135,031	$186,701

(1)	Amount is included in Operating and acquisition expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

Estimated Percentage of VOBA Balance to Be Amortized	The estimated percentages of the VOBA balance to be amortized for the years indicated were as follows:

VOBA Amortization
2019	13%
2020	11%
2021	9%
2022	8%
2023 and thereafter	59%